STATEMENTS OF COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
NET INCOME FOR THE YEAR	R$ 6,559,657	R$ 10,380,754	R$ 4,394,861
Other components of comprehensive income
Financial instruments at fair value through OCI	288,270	(16,253)	213,825
Deferred income tax and social contribution on fair value through OCI	(98,012)	5,526	(70,213)
Share of other comprehensive income of equity accounted investments	0	22,981	139,019
Actuarial gains or losses	56,990	2,064,281	130,322
Deferred income tax and social contribution and actuarial gains or losses	(23,052)	(274,841)	(37,223)
Changes in ownership interest in subsidiaries	15,306	0	0
Other components of the Comprehensive Income Items that will not be reclassified to the result	239,502	1,801,694	375,730
Items that will be reclassified subsequently to result
Cumulative conversion adjustments	(19,859)	36,139	10,031
Cash flow hedge adjustment	(47,689)	73,462	0
Deferred income tax and social contribution on cash flow hedge adjustments	16,214	0	0
Share of other comprehensive income of equity accounted investments	(2,129)	18,356	(226,450)
Other components of comprehensive income Items that will be reclassified to the result	(53,463)	127,957	(216,419)
Other components of comprehensive income for the year, net of tax effects	186,039	1,929,651	159,311
Total comprehensive income for the year	6,745,696	12,310,405	4,554,172
Portion attributed to controlling shareholders	6,744,514	12,307,773	4,660,654
Continuing operations	6,744,514	12,307,773	4,992,668
Discontinued operations	0	0	(332,014)
Non‑controlling portion	1,182	2,632	(106,482)
Portion attributed to controlling shareholders	6,744,514	12,307,773	4,660,654
Continuing operations	6,744,514	12,307,773	4,992,668
Discontinued operations	R$ 0	R$ 0	R$ (332,014)